Note 12 - Derivatives and Fair Value Disclosures (Details) - Effect of Derivative Instruments on the Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap — Reclassification from OCI	$ 0	$ (49,471)	$ 67,849
Total loss on derivatives	(138,653)	(1,348,384)	(27,470)
Total loss on derivatives	(231,931)
Interest Rate Swap [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap — Reclassification from OCI		(49,471)	67,849
Interest Rate Swap — Change in Fair Value	1,191,050	1,652,692	2,716,274
Interest Rate Swap — Realized loss	(1,243,359)	(1,857,362)	$ (2,811,593)
Interest Rate Swap — Loss reclassified from OCI (Effective portion)	(231,931)
Foreign Exchange Future [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign Currency Contract — Change in Fair Value	583,368	(583,368)
Foreign Currency Contract — Realized loss..	$ (669,712)	$ (510,875)